Revenues (Tables)	3 Months Ended
Mar. 31, 2020
Revenue Recognition [Abstract]
Schedule of Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue types for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
	(U.S. $ in thousands)
Americas
Products	$48,244	$58,054
Service	38,329	38,444
Total Americas	86,573	96,498

EMEA
Products	20,747	28,085
Service	6,173	6,698
Total EMEA	26,920	34,783

Asia Pacific
Products	14,181	18,952
Service	5,233	5,067
Total Asia Pacific	19,414	24,019

Total Revenues	$132,907	$155,300

Schedule of Disaggregation of Revenues Based on Time

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$83,172	$105,091
Services	10,644	31,435
Total revenues recognized in point in time	93,816	136,526

Revenues recognized over time from:
Services	39,091	18,774
Total revenues recognized over time	39,091	18,774

Total Revenues	$132,907	$155,300

Schedule of Changes in Deferred Revenue

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of March 31, 2020 and December 31, 2019 were as follows:

	March 31, 2020	December 31, 2019
	U.S. $ in thousands
Deferred revenues*	65,816	68,307

*Includes $14.5 million and $16.0 million under long term deferred revenues in the Company's consolidated balance sheets as of March 31, 2020 and December 31, 2019, respectively.